Related parties - Summary of Key Management Personnel (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel [Line Items]
Short-term employee benefits	₽ 53	₽ 33	₽ 31
Share-based compensation expense	224	93	188
Total	₽ 277	₽ 126	₽ 219